Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2015
Accrued Expenses and Other Liabilities [Abstract]
Schedule of accrued expenses and other liabilities
	December 31,
	2015	2014

Government authorities	$6	$12
Derivatives	17	-
Professional services	188	98
Tax accruals	56	77
Other	53	49

	$320	$236